Share-based payments charge - Equity instruments other than options granted (Details) - Restricted Stock Units - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,052,236	0
Options granted (in shares)	273,390
Ending balance (in shares)	862,473	1,052,236
Number of other equity instruments exercised or vested in share-based payment arrangement	(309,237)
Restricted stock units forfeited (in shares)	(153,916)
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)	136,404	705,841
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)	136,986	346,395